Other liabilities	12 Months Ended
Dec. 31, 2025
Other Liability [Abstract]
Other liabilities	Other liabilities
Other current and non-current liabilities as of December 31, 2025 and 2024, are as follows: (in thousands):

	December 31, 2025	December 31, 2024
Other current liabilities:
Withholdings	$788	$515
Others	972	3,451
Total	$1,760	$3,966
Other non-current liabilities:
Long-term accrued expenses (1)	1,311	3,077
Others	27	146
Total	$1,338	$3,223
(1) The cumulative accrued interest expenses on borrowings from DoubleU Games and performance-based compensation are included in the balance as of December 31, 2024 and share-based compensations are included in the balance as of December 31, 2025, and 2024.